Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Segment Revenue	Therefore, only segment revenue and segment results are presented.
	Six months Ended June 30, 2024
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	32,875	12,243	683,138	57,812	786,068
Cost of revenue	(16,798)	(5,568)	(611,925)	(41,896)	(676,187)
Gross profit	16,077	6,675	71,213	15,916	109,881
Gross profit %	48.9	54.5	10.4	27.5	14.0
	Six months Ended June 30, 2025
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	17,235	9,123	847,790	39,185	913,333
Cost of revenue	(7,233)	(1,345)	(748,240)	(28,010)	(784,828)
Gross profit	10,002	7,778	99,550	11,175	128,505
Gross profit %	58.0	85.3	11.7	28.5	14.1